Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000032051
Account Value [Line Items]
Line Graph and Table Measure Name	12/24	12/23	12/22	12/21	12/20	12/19	12/18	12/17	12/16	12/15	12/14
C000052080
Account Value [Line Items]
Line Graph and Table Measure Name	12/24	12/23	12/22	12/21	12/20	12/19	12/18	12/17	12/16	12/15	12/14
NASDAQ Composite Index
Account Value [Line Items]
Account Value	$ 44,884	$ 34,640	$ 23,949	$ 35,499	$ 29,055	$ 20,049	$ 14,667	$ 15,096	$ 11,645	$ 10,696	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
WilderHill Clean Energy Index
Account Value [Line Items]
Account Value	8,031	11,763	15,166	28,144	40,327	13,275	8,332	9,755	7,002	8,975	10,000
S&P 500 Index
Account Value [Line Items]
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000